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                                                          [Lincoln LOGO]
                                                          Financial Group(R)
                                                          Lincoln Life & Annuity
                                                          Company of New York

JOHN L. REIZIAN, ESQUIRE
ASSISTANT VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
350 CHURCH STREET
HARTFORD, CONNECTICUT 06103-1106
TELEPHONE: (860) 466-1539
FACSIMILE: (860) 466-1778
JOHN.REIZIAN@LFG.COM

VIA EDGAR

December 22, 2009

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re:  LLANY Separate Account Y. for Flexible Premium Variable Life
     Lincoln Life & Annuity Company of New York ("LLANY")
     File No. 333-159954; 811-21029; CIK: 0001164757
     Pre-Effective Amendment 1 to the Initial Registration Statement, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR a Pre-Effective Amendment 1 to the Initial Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "American Legacy AssetEdge(SM) VUL."

This filing will incorporate chances in text to respond to Staff comments and includes the Company and Separate Account financials that were previously omitted from the initial filing. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer

I am representing LLANY in these matters. Please contact me at (860) 466-1539 with any questions or comments about this filing.

Sincerely,


/s/ John L. Reizian
---------------------------------------
John L. Reizian
Assistant Vice President and
Associate General Counsel